Debt (Details 1) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total	$ 48,425,000	$ 51,064,000	$ 24,726,000
IM Term Loan [Member]
Debt Instrument [Line Items]
2015	1,125,000	1,375,000
2016	2,625,000	2,625,000
2017	3,125,000	3,125,000
2018	5,625,000	5,625,000
Total	12,500,000	12,750,000
JR Term Loan [Member]
Debt Instrument [Line Items]
2015	1,125,000	1,125,000
2016	2,250,000	2,250,000
2017	2,875,000	2,875,000
2018	2,250,000	2,250,000
2019	500,000	500,000
Total	9,000,000	9,000,000
H Term Loan [Member]
Debt Instrument [Line Items]
2015		0
2016	1,500,000	1,500,000
2017	2,500,000	2,500,000
2018	3,000,000	3,000,000
2019	3,000,000	3,000,000
Total	$ 10,000,000	$ 10,000,000